CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
NET LOSS	$ (96,009)	$ (432,024)	$ (126,943)	$ (644,131)
Other comprehensive income:
Foreign currency translation gain (loss)	207	(2,141)	4,249	(5,862)
Total comprehensive loss	(95,802)	(434,165)	(122,694)	(649,993)
Less: Comprehensive (gain) loss attributable to non-controlling interests	(11)	0	14	0
Total comprehensive loss attributable to stockholders of Folkup Development Inc.	$ (95,813)	$ (434,165)	$ (122,680)	$ (649,993)